[USAA EAGLE LOGO] 9800 Fredericksburg Road
                  San Antonio, Texas 78288




                                    September 11, 2003
VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  USAA Investment Trust
     1933 Act File No. 2-91069
     1940 Act File No. 811-4019

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on September 8, 2003, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                    Sincerely,


                                    /S/ JAMES L. LOVE
                                    --------------------
                                    James L. Love
                                    Executive Assistant Counsel
                                    Securities Counsel

Enclosures
cc:  Kirkpatrick & Lockhart, LLP



USAA Investment Management Company
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